02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-03 | Fidelity® Series Long-Term Treasury Bond Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Long-Term Treasury Bond Index Fund}	02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-03 Fidelity® Series Long-Term Treasury Bond Index Fund Fidelity Series Long-Term Treasury Bond Index Fund-Series Class
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none
[1]	Adjusted to reflect current fees.

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Expense Example {- Fidelity® Series Long-Term Treasury Bond Index Fund}	02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-03 Fidelity® Series Long-Term Treasury Bond Index Fund Fidelity Series Long-Term Treasury Bond Index Fund-Series Class USD ($)
1 year	none
3 years	none
5 years	none
10 years	none